Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC (Prospectus Summary) | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund seeks as high a level of current income exempt from federal and New Jersey income taxes as is consistent with the preservation of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 9 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.
Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if
		redeemed within one year.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 9.58%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.58%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. For Class A and C shares, the one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus
Corporation. Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and New Jersey personal income taxes. The fund invests at least 80% of its assets in municipal bonds rated investment grade
(Baa/BBB or higher) or the unrated equivalent as determined by The Dreyfus
Corporation. The dollar-weighted average maturity of the fund's portfolio normally exceeds ten years, but the fund may invest without regard to maturity.
Dollar-weighted average maturity is an average of the stated maturities of the securities held by the fund, based on their dollar-weighted proportions in the fund.

The portfolio managers focus on identifying undervalued sectors and securities and select municipal bonds by (i) using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market, and (ii) actively trading among various sectors based on their apparent relative values. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (inverse floaters) in an effort to increase returns, to manage interest rate risk or as part of a hedging strategy.

Although the funds seeks to provide income exempt from federal and New Jersey personal income taxes, interest from some of the fund's holdings may be subject
		to the federal alternative minimum tax.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.
Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the funds share price.

o Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond, can cause the bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance -
in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations. To the extent the fund invests in high yield
("junk") bonds, its portfolio is subject to heightened credit risk.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o State-specific risk. The fund is subject to the risk that New Jersey's economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

o Inverse floating rate securities risk. The interest payment received on inverse floating rate securities generally will decrease when short-term interest rates increase. Inverse floaters are derivatives that involve leverage and could magnify the fund's gains or losses.

o Non-diversification risk. The fund is non-diversified, meaning that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory
		occurrence than a diversified fund.
Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified, meaning that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information
		may be available at www.dreyfus.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class A
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those
		charges were included, returns would have been less than those shown.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter Q3, 2009: 7.59% Worst Quarter Q4, 2010: -5.29%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax performance is shown for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

For the fund's Class C and Class I shares, periods prior to the inception date of such classes reflect the performance of the fund's Class A shares adjusted to reflect any applicable sales charges. Such performance figures have not been adjusted, however, to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class C for such periods may have been lower. Unlike the fund, the Barclays Municipal Bond Index is not comprised of a single state. For comparative purposes, the value of the
		index on 5/31/07 is used as the beginning value on 6/7/07.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/11)
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC (Prospectus Summary) | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Barclays Municipal Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Municipal Bond Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC (Prospectus Summary) | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.36%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	533
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	732
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	947
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,565
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	533
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	732
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	947
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,565
Annual Return 2002	rr_AnnualReturn2002	8.88%
Annual Return 2003	rr_AnnualReturn2003	4.90%
Annual Return 2004	rr_AnnualReturn2004	3.91%
Annual Return 2005	rr_AnnualReturn2005	3.22%
Annual Return 2006	rr_AnnualReturn2006	4.00%
Annual Return 2007	rr_AnnualReturn2007	2.05%
Annual Return 2008	rr_AnnualReturn2008	(4.61%)
Annual Return 2009	rr_AnnualReturn2009	13.65%
Annual Return 2010	rr_AnnualReturn2010	0.56%
Annual Return 2011	rr_AnnualReturn2011	10.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.29%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 1987
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC (Prospectus Summary) | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 1987
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC (Prospectus Summary) | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 1987
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC (Prospectus Summary) | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.60%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	263
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	532
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	926
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,030
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	532
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	926
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,030
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 07, 2003
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC (Prospectus Summary) | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.76%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	942
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	243
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	422
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	942
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2008
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC (Prospectus Summary) | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.78%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-01
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	966
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	80
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	249
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	433
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	966
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Z returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 2007

[1]	The Dreyfus Corporation has contractually agreed to limit the fund's Class A and C expenses, exclusive of taxes, brokerage commissions, extraordinary expenses, interest expenses, commitment fees on borrowings, shareholder servicing fees and Rule 12b-1 fees, but including the management fee, to .60 of 1% of the value of the fund's average daily net assets. This agreement may be terminated on or after May 1, 2013, upon 90 days' notice to shareholders.